Fair Value Measurement (Details) (USD $)	Jun. 24, 2012	Dec. 25, 2011
Schedule of fair value, liabilities measured on recurring basis
Total liabilities	$ 1,101,000	$ 14,020
Conversion features within Series A Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities	825,000	28,560
Conversion features within Series B Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities	276,000	(14,540)
Fair Value, Measurements, Nonrecurring [Member]
Summary of assets measured at fair value on a non-recurring basis
Goodwill		198,793
Total Assets		198,793
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Conversion features within Series A Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Conversion features within Series B Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Summary of assets measured at fair value on a non-recurring basis
Goodwill
Total Assets
Significant Other Observable Inputs (Level 2) [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities
Significant Other Observable Inputs (Level 2) [Member] | Conversion features within Series A Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities
Significant Other Observable Inputs (Level 2) [Member] | Conversion features within Series B Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Summary of assets measured at fair value on a non-recurring basis
Goodwill
Total Assets
Significant Unobservable Inputs (Level 3) [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities	1,101,000	14,020
Significant Unobservable Inputs (Level 3) [Member] | Conversion features within Series A Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities	825,000	28,560
Significant Unobservable Inputs (Level 3) [Member] | Conversion features within Series B Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities	276,000	(14,540)
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Summary of assets measured at fair value on a non-recurring basis
Goodwill		198,793
Total Assets		$ 198,793